Statement Of Operations - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019		Sep. 30, 2020
General and administrative expenses	$ 2,350,576	$ 720		$ 2,917,237
Franchise tax expense	50,000			150,500
Loss from operations	(2,400,576)			(3,067,737)
Other income:
Interest income in operating account	16			91
Gain on marketable securities (net), dividends and interest, held in Trust Account	117,709			758,660
Loss before income tax expense	(2,282,851)			(2,308,986)
Income tax expense	14,222			127,732
Net loss	$ (2,297,073)	$ (720)		$ (2,436,718)
Class A Shares [Member]
Earnings per share
Weighted average shares outstanding of Class A & B common stock	23,000,000			23,000,000
Basic and diluted net income per share	$ 0.00			$ 0.02
Class B Shares [Member]
Earnings per share
Weighted average shares outstanding of Class A & B common stock	5,750,000	5,000,000	[1]	5,750,000
Basic and diluted net income per share	$ (0.41)	$ 0.00		$ (0.51)

[1]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.